Employee benefit obligations - Expected total benefit payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
2022
Disclosure of defined benefit plans [line items]
Benefits	$ 20
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Benefits	17
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Benefits	18
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Benefits	20
Later than five years [member]
Disclosure of defined benefit plans [line items]
Benefits	20
Subsequent five years
Disclosure of defined benefit plans [line items]
Benefits	$ 108